DEAN WITTER CAPITAL APPRECIATION FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                       YORK 10048
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1996

DEAR SHAREHOLDER:
The Fund's fiscal year ended November 30, 1996, was a volatile period for small-cap issues. Although these stocks performed well in the spring, they gave back most of these gains in June and July. Since then, they have rebounded somewhat, despite the market's strong large-cap bias as many investors gravitated to larger and more established equities. The current environment of benign interest rates and moderate economic growth bodes well for small-caps and we believe the Fund's portfolio is well positioned to outperform market averages.
PERFORMANCE AND PORTFOLIO
For the fiscal year ended November 30, 1996, the Fund produced a total return of
23.36 percent compared to 27.85 percent for the broad-based Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 17.07 percent for the average fund in the Lipper Capital Appreciation Funds Index. The accompanying chart illustrates the performance of a $10,000 investment in the Fund from inception through the fiscal year ended November 30, 1996, versus the performance of similar hypothetical investments in the S&P 500 and the Lipper Capital Appreciation Funds Index.
The Fund's performance was fueled by broad exposure to small-cap stocks in the $5 to $25 price range with sound fundamentals, solid earnings momentum, financial stability and management strength. The Fund is diversified among many different industries and has the flexibility to seek opportunities wherever they may lie.
Currently, the Fund has significant exposure to energy and oil service. These stocks are typically highly cyclical with investors buying in the fall and selling in the spring. However, during the Fund's fiscal year, inventories reached new lows, day rates for drilling in the Gulf of Mexico increased and many stocks rose above their 15-year trading

DEAN WITTER CAPITAL APPRECIATION FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1996, CONTINUED

ranges. Portfolio holdings in this sector include Diamond Offshore Drilling, Inc., ENSCO International, Inc. and Marine Drilling Company, Inc.
                                                    [GRAPHIC]
The Fund's technology exposure is well
diversified among a wide variety of
subsectors, including
telecommunications and software.
                                                    [GRAPHIC]
Niche retail holdings also boosted the
Fund's performance. Several
restructurings, including inventory
reductions and store closings, took
place over the Fund's fiscal year and
benefited Fund holdings. Companies like
Paul Harris Stores, Inc. and Ross
Stores, Inc. were particularly strong
performers.
LOOKING AHEAD
                                                    [GRAPHIC]
Going forward, we believe that the Fund
is well positioned for strong
performance. We continue to see
compelling investment opportunities in
small- to mid-cap stocks, which we
believe have not been overvalued by the
market. We appreciate your ongoing
support of Dean Witter Capital
Appreciation Fund and look forward to
continuing to serve your investment
needs.
Sincerely,
        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             COMMON STOCKS (99.9%)
             ADVERTISING (1.4%)
    65,000   Ha Lo Industries, Inc.*.............  $     2,502,500
     4,000   Lamar Advertising Co. (Class A)*....           93,000
    37,350   Outdoor Systems, Inc.*..............          947,756
    15,200   Snyder Communications, Inc.*........          370,500
    19,700   Universal Outdoor Holdings, Inc.*...          529,437
                                                   ---------------
                                                         4,443,193
                                                   ---------------
             AEROSPACE & DEFENSE (0.7%)
   100,000   BE Aerospace, Inc.*.................        2,287,500
                                                   ---------------
             AIR TRANSPORT (0.2%)
    30,000   Alaska Air Group, Inc.*.............          723,750
                                                   ---------------
             AUTO PARTS (1.3%)
    80,000   Boyds Wheels, Inc.*.................        1,180,000
    30,000   Breed Technologies, Inc.............          802,500
    10,000   Keystone Automotive Industries,
             Inc.*...............................          142,500
    50,000   Tower Automotive, Inc.*.............        1,593,750
     7,700   Ugly Duckling Corp.*................          131,862
     5,400   United Auto Group, Inc.*............          124,875
                                                   ---------------
                                                         3,975,487
                                                   ---------------
             BIOTECHNOLOGY (2.4%)
    40,000   Centocor, Inc.*.....................        1,105,000
   150,000   Guilford Pharmaceuticals, Inc.*.....        2,437,500
    60,000   Interneuron Pharmaceuticals,
             Inc.*...............................        1,170,000
    50,000   Liposome Co., Inc.*.................          893,750
   100,000   Medarex, Inc.*......................          787,500
    70,000   Sequus Pharmaceuticals, Inc.*.......          988,750
                                                   ---------------
                                                         7,382,500
                                                   ---------------
             BREWERY (0.0%)
    40,000   American Craft Brewing International
             Ltd.*...............................          100,000
                                                   ---------------
             BROADCAST MEDIA (0.3%)
    50,000   All American Communications, Inc.
             (Class B)*..........................          487,500
     9,400   Young Broadcasting Corp. (Class
             A)*.................................          279,650
                                                   ---------------
                                                           767,150
                                                   ---------------
             BUILDING MATERIALS (0.4%)
   100,000   Universal Forest Products, Inc......        1,250,000
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             BUSINESS SYSTEMS (1.6%)
    45,000   American Management Systems,
             Inc.*...............................  $     1,597,500
    30,000   Cognizant Corp......................        1,035,000
    60,000   Encad, Inc.*........................        2,250,000
                                                   ---------------
                                                         4,882,500
                                                   ---------------
             COMMERCIAL SERVICES (7.8%)
     9,100   Abacus Direct Corp.*................          216,125
    30,000   ABR Information Services, Inc.*.....        1,282,500
    30,000   Billing Information Concepts*.......          892,500
    20,000   Caribiner International, Inc.*......          882,500
   120,000   Childrens Comprehensive Service,
             Inc.*...............................        1,860,000
    50,000   Claremont Technology Group, Inc.*...        1,212,500
   100,000   Employee Solutions, Inc.*...........        1,837,500
    25,000   FYI Inc.*...........................          537,500
    80,000   ICTS Holland Production BV*
             (Netherlands).......................          890,000
     2,000   International Network Services*.....           64,000
    55,000   Learning Tree International,
             Inc.*...............................        2,488,750
    50,000   Leasing Solutions, Inc.*............        1,418,750
   105,000   National Education Corp.*...........        1,483,125
    10,100   National Processing, Inc.*..........          181,800
    30,000   Precision Response Corp.*...........        1,102,500
    50,000   Saville Systems, PLC (ADR)*
             (Ireland)...........................        2,062,500
    35,000   Service Experts, Inc.*..............          857,500
    40,000   Strayer Education, Inc..............          880,000
    30,000   Superior Services, Inc.*............          498,750
    15,000   TeleTech Holdings, Inc.*............          472,500
    20,000   The Vincam Group, Inc.*.............          695,000
    40,000   Whittman-Hart, Inc.*................        1,790,000
    60,000   Youth Services International,
             Inc.*...............................          765,000
                                                   ---------------
                                                        24,371,300
                                                   ---------------
             COMPUTER EQUIPMENT (0.3%)
    40,000   American Power Conversion Corp.*....          945,000
                                                   ---------------
             COMPUTER SOFTWARE & SERVICES (19.3%)
   110,000   4FRONT Software International,
             Inc.*...............................          440,000
    10,000   Advent Software, Inc.*..............          315,000
    50,000   Ansoft Corp.*.......................          237,500
     2,900   Aspect Development, Inc.*...........           67,425
     4,900   Aurum Software, Inc.*...............          172,112

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996, CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
    40,000   Axent Technologies, Inc.*...........  $       630,000
    60,000   Black Box Corp.*....................        2,430,000
    60,000   BroadVision, Inc.*..................          412,500
    97,500   Brooktrout Technology, Inc.*........        3,120,000
    20,000   BTG, Inc.*..........................          397,500
     3,000   C-Net, Inc.*........................           50,250
    40,100   CCC Information Services Group,
             Inc.*...............................          611,525
    30,000   Cellular Technical Services Co.,
             Inc.*...............................          491,250
    30,000   Check Point Software Technologies
             Ltd.* (Israel)......................          671,250
    80,000   Ciber, Inc.*........................        2,560,000
    30,000   Citrix Systems, Inc.*...............        1,335,000
    80,000   Computer Task Group, Inc............        3,350,000
     3,200   Cybermedia, Inc.*...................           63,200
    50,000   Document Sciences Corp.*............          525,000
    50,000   DST Systems, Inc.*..................        1,618,750
    40,000   Engineering Animation, Inc.*........          940,000
    20,000   Farallon Communications, Inc.*......          235,000
     1,000   Forte Software, Inc.*...............           31,750
    40,000   Harbinger Corp.*....................        1,040,000
    40,000   Hyperion Software Corp.*............          860,000
       900   I2 Technologies, Inc.*..............           34,200
    52,400   IDT Corp.*..........................          694,300
    40,000   IKOS Systems, Inc.*.................          770,000
     2,800   Indus Group, Inc.*..................           56,700
     4,600   Infinity Financial Technology,
             Inc.*...............................           74,750
    70,000   Interlink Computer Sciences,
             Inc.*...............................          910,000
   150,000   ISG International Software Group
             Ltd.* (Israel)......................        2,531,250
    21,000   JDA Software Group, Inc.*...........          561,750
    40,000   Keane, Inc.*........................        2,115,000
    50,000   Manchester Equipment Co.*...........          500,000
    60,000   Manugistics Group, Inc.*............        2,235,000
    50,000   MDL Information Systems, Inc.*......          837,500
     1,800   Mechanical Dynamics, Inc.*..........           25,875
     9,700   Memco Software Ltd.*................          185,512
    31,500   Mindspring Enterprises, Inc.*.......          192,937
    70,000   Nicollet Process Engineering,
             Inc.*...............................           96,250
     9,100   ONTRACK Data International, Inc.*...          100,100
     2,400   Open Market, Inc.*..................           33,900
    30,000   Pegasystems, Inc.*..................          892,500

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
    30,000   Phoenix International Ltd., Inc.*...  $       547,500
   100,000   Pri Automation, Inc.*...............        4,650,000
    60,000   Printware, Inc.*....................          270,000
    30,000   Raptor Systems, Inc.*...............          660,000
    17,600   Renaissance Solutions, Inc.*........          649,000
     5,000   Rogue Wave Software*................           63,750
    70,000   Ross Systems, Inc.*.................          481,250
    60,000   Scopus Technology, Inc.*............        2,235,000
     3,900   SeaChange International, Inc.*......          100,425
     8,400   Select Software Tools Ltd. (ADR)*
             (United Kingdom)....................          147,000
    30,000   Siebel Systems, Inc.*...............        1,327,500
   100,000   SPSS, Inc.*.........................        2,875,000
    11,700   SQA, Inc.*..........................          337,837
    47,500   STB Systems, Inc.*..................        1,056,875
    20,200   Summit Design, Inc.*................          194,425
    19,350   Sykes Enterprises, Inc.*............          824,794
     4,500   Technology Modeling Associates,
             Inc.*...............................           48,375
    90,000   Technology Solutions Co.*...........        4,050,000
    40,000   TRO Learning, Inc.*.................          800,000
    11,700   Trusted Information Systems,
             Inc.*...............................          138,938
     7,700   USCS International, Inc.*...........          125,125
    50,000   Vanstar Corp.*......................        1,362,500
    50,000   Verilink Corp.*.....................        1,462,500
                                                   ---------------
                                                        59,860,330
                                                   ---------------
             COMPUTERS (1.4%)
    25,000   Ciprico, Inc.*......................          331,250
    20,000   IDX Systems Corp.*..................          485,000
    70,000   Micron Electronics, Inc.*...........        1,338,750
    60,000   MICROS Systems, Inc.*...............        1,777,500
    40,000   Proxima Corp.*......................          550,000
                                                   ---------------
                                                         4,482,500
                                                   ---------------
             COMPUTERS - PERIPHERAL EQUIPMENT (0.9%)
    90,000   Tech Data Corp.*....................        2,700,000
                                                   ---------------
             DISTRIBUTION (0.3%)
    40,000   Central Garden & Pet Co.*...........          865,000
                                                   ---------------
             DRUGS (0.4%)
    50,000   IDEC Pharmaceuticals Corp.*.........        1,206,250
                                                   ---------------
             EDUCATION (0.8%)
    80,000   Control Data Systems, Inc.*.........        1,570,000
    75,000   Cornell Corrections, Inc.*..........          740,625
    13,000   Education Management Corporation*...          234,000
                                                   ---------------
                                                         2,544,625
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996, CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             ELECTRONICS (7.5%)
    50,000   Ampex Corp. (Class A)*..............  $       512,500
    40,000   Analog Devices, Inc.*...............        1,285,000
   100,000   Computer Products, Inc.*............        2,000,000
    40,000   Flextronics International, Ltd.*....        1,400,000
    50,000   FORE Systems, Inc.*.................        1,962,500
    80,000   Galileo Corp.*......................        1,900,000
    30,000   Holmes Protection Group, Inc.*......          367,500
   160,000   JPM Co.*............................        1,880,000
    60,000   Printrak International, Inc.*.......          555,000
    30,000   SAES Getters SpA (ADR)* (Italy).....          315,000
    20,000   Sawtek, Inc.*.......................          735,000
    70,000   Sipex Corp.*........................        1,968,750
    50,000   SRS Labs, Inc.*.....................          706,250
    60,000   Tencor Instruments*.................        1,590,000
    60,000   Ultrak, Inc.*.......................        1,815,000
    90,000   Vitesse Semiconductor Corp.*........        4,286,250
                                                   ---------------
                                                        23,278,750
                                                   ---------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS (3.8%)
    40,000   Atmel Corp.*........................        1,315,000
   130,000   Etec Systems, Inc.*.................        3,802,500
   110,000   Kulicke & Soffa Industries, Inc.*...        2,227,500
    50,000   Microsemi Corp.*....................          575,000
    60,000   S3 Incorporated*....................        1,012,500
   100,000   Seeq Technology, Inc.*..............          312,500
    50,000   Supertex, Inc.*.....................          931,250
    70,000   VLSI Technology, Inc.*..............        1,601,250
                                                   ---------------
                                                        11,777,500
                                                   ---------------
             ENGINEERING (0.2%)
    50,000   Bouygues Offshore S.A. (ADR)*
             (France)............................          587,500
                                                   ---------------
             ENTERTAINMENT (0.6%)
    60,000   Acres Gaming Inc.*..................          997,500
    30,000   Electronic Arts, Inc.*..............          963,750
     1,300   Penske Motorsports, Inc.*...........           39,813
                                                   ---------------
                                                         2,001,063
                                                   ---------------
             ENVIRONMENTAL CONTROL (1.7%)
    60,000   Tetra Tech, Inc.*...................        1,117,500
    90,000   Tetra Technologies, Inc.*...........        2,283,750
    60,000   U.S.A. Waste Services, Inc.*........        1,935,000
                                                   ---------------
                                                         5,336,250
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             FINANCIAL (0.7%)
    10,000   Bank United Corp. (Class A).........  $       266,250
    26,000   Delta Financial Corporation*........          594,750
    25,000   HealthCare Financial Partners,
             Inc.*...............................          312,500
    40,900   Hubco Exploration, Inc..............          996,938
     2,500   Metris Companies, Inc.*.............           58,125
                                                   ---------------
                                                         2,228,563
                                                   ---------------
             FINANCIAL SERVICES (1.7%)
    80,000   First Financial Caribbean Corp......        2,160,000
       800   First USA Paymentech, Inc.*.........           31,200
    99,000   Southern Pacific Funding Corp.*.....        3,143,250
                                                   ---------------
                                                         5,334,450
                                                   ---------------
             FOOD SERVICES (0.3%)
   117,500   BAB Holdings, Inc.*.................          910,625
                                                   ---------------
             FOOD WHOLESALERS (0.7%)
    90,000   Northland Cranberries, Inc. (Class
             A)..................................        2,002,500
                                                   ---------------
             FOREST PRODUCTS, PAPER & PACKAGING (0.3%)
    30,000   Caraustar Industries, Inc...........        1,016,250
                                                   ---------------
             HEALTHCARE - MISCELLANEOUS (0.0%)
     1,900   Superior Consultant Holdings
             Corp.*..............................           45,125
                                                   ---------------
             HOSPITAL MANAGEMENT (1.0%)
    70,000   FPA Medical Management, Inc.*.......        1,330,000
    30,000   Medcath, Inc.*......................          446,250
    30,000   Pediatrix Medical Group, Inc.*......        1,158,750
                                                   ---------------
                                                         2,935,000
                                                   ---------------
             HOTELS/MOTELS (0.5%)
    80,000   Extended Stay America, Inc.*........        1,660,000
                                                   ---------------
             HOUSEHOLD APPLIANCES (0.6%)
    50,000   Furniture Brands International,
             Inc.*...............................          618,750
    50,000   O'Sullivan Industries Holdings,
             Inc.*...............................          556,250
    40,000   Stanley Furniture Co., Inc.*........          640,000
                                                   ---------------
                                                         1,815,000
                                                   ---------------
             INDUSTRIALS (1.0%)
    50,000   DT Industries, Inc..................        1,731,250
    40,000   Zoltek Companies, Inc.*.............        1,405,000
                                                   ---------------
                                                         3,136,250
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996, CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             INSURANCE (2.1%)
    35,000   Capmac Holdings, Inc................  $     1,168,125
   106,000   Delphi Financial Group, Inc. (Class
             A)*.................................        2,994,500
    30,000   FBL Financial Group, Inc. (Class
             A)..................................          787,500
    60,000   Penn Treaty American Corp.*.........        1,455,000
                                                   ---------------
                                                         6,405,125
                                                   ---------------
             INVESTMENT COMPANIES (0.4%)
    30,000   Sirrom Capital Corp.................        1,095,000
                                                   ---------------
             MACHINERY (0.3%)
    30,000   Grandall Industries, Inc.*..........          390,000
    20,600   National-Oilwell, Inc.*.............          581,950
                                                   ---------------
                                                           971,950
                                                   ---------------
             MANUFACTURING (0.6%)
   105,000   Ballantyne of Omaha, Inc.*..........        1,601,250
    11,500   Chicago Miniature Lamp, Inc.*.......          379,500
                                                   ---------------
                                                         1,980,750
                                                   ---------------
             MEDICAL PRODUCTS & SUPPLIES (3.2%)
    97,400   Capstone Pharmacy Services*.........        1,034,875
    45,000   ClinTrials Research Inc.*...........          945,000
    90,000   Cryolife, Inc.*.....................        1,282,500
    31,472   Fresenius Medical Care AG (ADR)*
             (Germany)...........................          952,028
    20,000   Immunomedics, Inc.*.................          135,000
   120,000   Med-Design Corp.*...................          780,000
    50,000   Molecular Dynamics, Inc.*...........          468,750
    40,000   Norland Medical Systems, Inc.*......          210,000
    35,000   PLC Systems, Inc.* (Canada).........          844,375
    60,000   Sano Corp.*.........................        1,005,000
    70,000   Staar Surgical Co.*.................          778,750
    40,000   Vivus, Inc.*........................        1,360,000
                                                   ---------------
                                                         9,796,278
                                                   ---------------
             MEDICAL SERVICES (0.1%)
    34,800   Medical Alliance, Inc.*.............          378,450
                                                   ---------------
             METALS & MINING (0.2%)
    10,000   BRE-X Minerals Ltd* (Canada)........          153,008
     1,000   BRO-X Minerals Ltd.* (Canada).......            1,897
    40,000   International Curator Resources,
             Ltd.* (Canada)......................          326,023
    20,000   US Energy Corp.*....................          272,500
                                                   ---------------
                                                           753,428
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             OFFSHORE DRILLING (2.6%)
    20,000   Diamond Offshore Drilling, Inc.*....  $     1,275,000
    80,000   Reading & Bates Corp.*..............        2,320,000
    60,000   Rowan Companies, Inc.*..............        1,417,500
    70,000   Tidewater, Inc......................        3,062,500
                                                   ---------------
                                                         8,075,000
                                                   ---------------
             OIL & GAS (3.4%)
    30,000   Barrett Resources Corp.*............        1,222,500
   110,000   Basin Exploration, Inc.*............          660,000
    10,000   Camco, Inc..........................          417,500
    94,000   Comstock Resources Inc.*............        1,186,750
   100,000   Gulf Canada Resources Ltd.*
             (Canada)............................          650,000
    30,000   Lomak Petroleum, Inc................          491,250
    35,000   Marine Drilling Company, Inc.*......          555,625
   100,000   Noble Drilling Corp.*...............        1,925,000
    29,900   Rutherford-Moran Oil Corp.*.........          904,475
    70,000   Swift Energy Co.*...................        2,213,750
    50,000   Zydeco Energy, Inc.*................          293,750
                                                   ---------------
                                                        10,520,600
                                                   ---------------
             OIL - EXPLORATION & PRODUCTION (0.9%)
    60,000   Belden & Blake Corp.*...............        1,515,000
    25,000   Forest Oil Corp.*...................          387,500
    30,000   Mallon Resources Corp.*.............          240,000
    30,000   Oryx Energy Co.*....................          622,500
                                                   ---------------
                                                         2,765,000
                                                   ---------------
             OIL EQUIPMENT & SERVICES (2.3%)
    40,000   ENSCO International, Inc.*..........        1,755,000
    60,000   Global Industries Ltd.*.............        1,035,000
    20,000   Pride Petroleum Services, Inc.*.....          362,500
    50,000   Smith International, Inc.*..........        2,043,750
    80,000   Varco International, Inc.*..........        1,830,000
                                                   ---------------
                                                         7,026,250
                                                   ---------------
             PHARMACEUTICALS (3.1%)
    60,000   Alkermes, Inc.*.....................          847,500
    40,000   Alliance Pharmaceutical Corp.*......          495,000
    45,000   Chirex, Inc.*.......................          483,750
    60,000   Curative Health Services, Inc.*.....        1,530,000
    40,000   ICOS Corp.*.........................          305,000
    70,000   North American Vaccine, Inc.*.......        1,706,250
    10,000   Orphan Medical, Inc.*...............           93,750
    60,000   PathoGenesis Corp.*.................        1,537,500
    80,000   SangStat Medical Corp.*.............        1,810,000
    50,000   Vical, Inc.*........................          925,000
                                                   ---------------
                                                         9,733,750
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996, CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             POLLUTION CONTROL (1.2%)
    35,000   Mansur Industries, Inc.*............  $       275,625
   100,000   US Filter Corp.*....................        3,425,000
                                                   ---------------
                                                         3,700,625
                                                   ---------------
             PUBLISHING (0.4%)
    50,000   Hollinger International, Inc. (Class
             A)..................................          550,000
    30,000   International Imaging Materials,
             Inc.*...............................          720,000
                                                   ---------------
                                                         1,270,000
                                                   ---------------
             RESTAURANTS (1.4%)
    78,000   CKE Restaurants, Inc................        2,388,750
    30,000   Garden Fresh Restaurant Corp.*......          300,000
    90,000   International Game Technology.......        1,755,000
                                                   ---------------
                                                         4,443,750
                                                   ---------------
             RETAIL (2.4%)
    50,000   Buckle, Inc.*.......................        1,412,500
     5,600   Cost Plus, Inc.*....................          102,200
     3,900   Hot Topic, Inc.*....................           73,125
     2,300   Loehmann's, Inc.*...................           69,000
    30,000   Maxim Group Inc.*...................          476,250
    50,000   Paul Harris Stores, Inc.*...........          900,000
    30,000   Ross Stores, Inc....................        1,526,250
    50,000   Service Merchandise Co., Inc.*......          275,000
    50,000   Tuesday Morning Corp.*..............        1,075,000
    40,000   Vans, Inc.*.........................          605,000
    50,000   Zale Corp.*.........................          993,750
                                                   ---------------
                                                         7,508,075
                                                   ---------------
             RETAIL - DEPARTMENT STORES (0.9%)
    70,000   Dollar Tree Stores, Inc.*...........        2,660,000
                                                   ---------------
             RETAIL - FOOD CHAINS (0.2%)
     6,200   P J America, Inc.*..................          117,025
    25,000   Wild Oats Markets, Inc.*............          478,125
                                                   ---------------
                                                           595,150
                                                   ---------------
             RETAIL - SPECIALTY (3.3%)
    60,000   Cole National Corp. (Class A)*......        1,575,000
    63,600   Consolidated Stores Corp.*..........        2,353,200
    32,200   Eagle Hardware & Garden, Inc.*......          776,825
    40,000   Fossil, Inc.*.......................          520,000
    50,000   Goody's Family Clothing, Inc.*......          806,250
    30,000   Pep Boys-Manny, Moe & Jack..........        1,098,750
    30,000   PetSmart, Inc.*.....................          765,000

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
    50,000   TJX Companies, Inc..................  $     2,256,250
                                                   ---------------
                                                        10,151,275
                                                   ---------------
             SPORTING GOODS (0.0%)
    10,000   Hibbett Sporting Goods, Inc.*.......          152,500
                                                   ---------------
             STEEL & IRON (1.9%)
    90,000   Algoma Steel, Inc.* (Canada)........          383,447
    70,000   Gibraltar Steel Corp.*..............        1,610,000
    95,000   Olympic Steel, Inc.*................        2,291,875
    40,000   Shiloh Industries, Inc.*............          660,000
    23,300   Steel Dynamics, Inc.*...............          419,400
   100,000   UNR Industries, Inc.................          662,500
                                                   ---------------
                                                         6,027,222
                                                   ---------------
             TECHNOLOGY (0.7%)
   110,000   Chips & Technologies, Inc.*.........        2,296,250
                                                   ---------------
             TELECOMMUNICATION EQUIPMENT (3.5%)
     3,400   Advanced Fibre Communications,
             Inc.*...............................          165,750
    40,000   AML Communications, Inc.*...........          560,000
   105,000   Davox Corp.*........................        3,990,000
    60,000   Digital Microwave Corp.*............        1,432,500
    50,000   DSC Communications Corp.*...........          900,000
     6,300   GeoTel Communications
             Corporation*........................           81,900
    70,000   Harmonic Lightwaves, Inc.*..........        1,382,500
    50,000   Loral Space & Communications
             Ltd.*...............................          925,000
    50,000   Mitec Telecom Inc.* (Canada)........          238,960
    30,000   NICE-Systems Ltd. (ADR)* (Israel)...          536,250
     1,500   Polycom, Inc.*......................            8,063
    60,000   TALX Corporation*...................          472,500
                                                   ---------------
                                                        10,693,423
                                                   ---------------
             TELECOMMUNICATIONS (2.7%)
    33,937   Ascend Communications, Inc.*........        2,413,769
   110,000   ICG Communications, Inc.*...........        2,310,000
    14,900   Lightbridge, Inc.*..................          135,963
    80,000   Tel-Save Holdings, Inc.*............        1,700,000
    80,000   Tollgrade Communications, Inc.*.....        1,880,000
                                                   ---------------
                                                         8,439,732
                                                   ---------------
             TEXTILES (0.4%)
    30,000   Cutter & Buck, Inc.*................          315,000
    40,000   Mohawk Industries, Inc.*............          945,000
                                                   ---------------
                                                         1,260,000
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996, CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             TRANSPORTATION (1.1%)
    40,000   Transat A.T., Inc.* (Canada)........  $       815,056
    60,000   Trico Marine Service, Inc.*.........        2,520,000
                                                   ---------------
                                                         3,335,056
                                                   ---------------
             UTILITIES - ELECTRIC (0.2%)
    80,000   York Research Corp.*................          760,000
                                                   ---------------
             WHOLESALE DISTRIBUTOR (0.3%)
    70,000   CHS Electronics, Inc.*..............          875,000
                                                   ---------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $256,827,049)......      310,521,550
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------

             PREFERRED STOCK (0.0%)
             MEDICAL PRODUCTS & SUPPLIES
    30,000   Fresenius National Medical Care
             (Class D)* (Germany) (Identified
             Cost $6,069)........................  $         3,900
                                                   ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$256,833,118) (a)...........       99.9%   310,525,450

OTHER ASSETS IN EXCESS OF
LIABILITIES.................        0.1        283,531
                                  -----   ------------

NET ASSETS..................      100.0%  $310,808,981
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $64,130,128 and the aggregate gross unrealized depreciation is $10,437,796, resulting in net unrealized appreciation of $53,692,332.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996

ASSETS:
Investments in securities, at value
  (identified cost $256,833,118)............................  $310,525,450
Receivable for:
    Investments sold........................................     2,379,512
    Shares of beneficial interest sold......................     1,064,873
    Dividends...............................................        35,871
Deferred organizational expenses............................       139,725
Prepaid expenses............................................        27,099
                                                              ------------
     TOTAL ASSETS...........................................   314,172,530
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     1,958,750
    Plan of distribution fee................................       254,751
    Investment management fee...............................       186,815
    Shares of beneficial interest repurchased...............        45,552
Payable to bank.............................................       751,058
Accrued expenses............................................       166,623
                                                              ------------
     TOTAL LIABILITIES......................................     3,363,549
                                                              ------------
NET ASSETS:
Paid-in-capital.............................................   273,802,192
Net unrealized appreciation.................................    53,692,332
Accumulated net realized loss...............................   (16,685,543)
                                                              ------------
     NET ASSETS.............................................  $310,808,981
                                                              ------------
                                                              ------------
NET ASSET VALUE PER SHARE,
  23,929,847 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $12.99
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1996

NET INVESTMENT INCOME:
INCOME
Dividends (net of $5,220 foreign withholding tax)...........  $    414,965
Interest....................................................       191,463
                                                              ------------
     TOTAL INCOME...........................................       606,428
                                                              ------------
EXPENSES
Plan of distribution fee....................................     2,065,176
Investment management fee...................................     1,607,148
Transfer agent fees and expenses............................       346,076
Registration fees...........................................        71,363
Professional fees...........................................        61,004
Custodian fees..............................................        39,978
Shareholder reports and notices.............................        37,262
Organizational expenses.....................................        35,457
Trustees' fees and expenses.................................        18,576
Other.......................................................         1,883
                                                              ------------
     TOTAL EXPENSES.........................................     4,283,923
                                                              ------------
     NET INVESTMENT LOSS....................................    (3,677,495)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................   (16,624,523)
Net change in unrealized appreciation.......................    48,698,318
                                                              ------------
     NET GAIN...............................................    32,073,795
                                                              ------------
NET INCREASE................................................  $ 28,396,300
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE PERIOD
                                                                FOR THE YEAR      OCTOBER 27, 1995*
                                                                    ENDED              THROUGH
                                                              NOVEMBER 30, 1996   NOVEMBER 30, 1995
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.........................................    $ (3,677,495)       $    (66,087)
Net realized loss...........................................     (16,624,523)            (61,020)
Net change in unrealized appreciation.......................      48,698,318           4,994,014
                                                              -----------------   -----------------
     NET INCREASE...........................................      28,396,300           4,866,907
Net increase from transactions in shares of beneficial
  interest..................................................     180,404,150          97,041,624
                                                              -----------------   -----------------
     NET INCREASE...........................................     208,800,450         101,908,531
NET ASSETS:
Beginning of period.........................................     102,008,531             100,000
                                                              -----------------   -----------------
     END OF PERIOD..........................................    $310,808,981        $102,008,531
                                                              -----------------   -----------------
                                                              -----------------   -----------------

---------------------
 *  Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996

1. ORGANIZATION AND ACCOUNTING POLICIES
Dean Witter Capital Appreciation Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on July 31, 1995 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on October 27, 1995.
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
The following is a summary of significant accounting policies:
A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.
B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996, CONTINUED

dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.
C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
E. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $179,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.
2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.
Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996, CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.
3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.
Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, total $11,218,433 at November 30, 1996.

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996, CONTINUED

The Distributor has informed the Fund that for the year ended November 30, 1996, it received approximately $484,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.
4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1996 aggregated $412,322,346 and $228,446,454, respectively.
For the year ended November 30, 1996, the Fund incurred brokerage commissions of $21,460 with DWR for portfolio transactions executed on behalf of the Fund.
Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1996, the Fund had transfer agent fees and expenses payable of approximately $39,000.
5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                                                        FOR THE PERIOD
                                                                           FOR THE YEAR               OCTOBER 27, 1995*
                                                                              ENDED                        THROUGH
                                                                        NOVEMBER 30, 1996             NOVEMBER 30, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................   20,783,480   $  262,842,130     9,767,074   $ 97,945,242
Repurchased......................................................   (6,542,161)     (82,437,980)      (88,546)      (903,618)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................   14,241,319   $  180,404,150     9,678,528   $ 97,041,624
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------
*    Commencement of operations.

6. FEDERAL INCOME TAX STATUS
At November 30, 1996, the Fund had a net capital loss carryover of approximately $15,684,000 which will be available through November 30, 2004 to offset future capital gains to the extent provided by regulations.
Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $756,000 during fiscal 1996. As of November 30, 1996, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from permanent book/tax differences for the year ended November 30, 1996, paid-in-capital was charged and net investment loss was credited $3,677,495.

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                    FOR THE PERIOD
                                                 FOR THE YEAR      OCTOBER 27, 1995*
                                                     ENDED         THROUGH NOVEMBER
                                               NOVEMBER 30, 1996       30, 1995
------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period.........       $ 10.53             $ 10.00
                                                     ------              ------

Net investment loss..........................         (0.15)              (0.01)

Net realized and unrealized gain.............          2.61                0.54
                                                     ------              ------

Total from investment operations.............          2.46                0.53
                                                     ------              ------

Net asset value, end of period...............       $ 12.99             $ 10.53
                                                     ------              ------
                                                     ------              ------

TOTAL INVESTMENT RETURN+.....................         23.36%               5.30% (1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................          2.00%               2.87% (2)

Net investment loss..........................        (1.72)%             (0.79)% (2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......           $310,809            $102,009

Portfolio turnover rate......................           108%                  7% (1)

Average commission rate paid.................            $0.0570          --

---------------------
*    Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER CAPITAL APPRECIATION FUND
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Capital Appreciation Fund (the "Fund") at November 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period October 27, 1995 (commencement of operations) through November 30, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JANUARY 10, 1997

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Ronald Worobel
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    DEAN WITTER

    CAPITAL APPRECIATION


    FUND


[GRAPHIC]


    ANNUAL REPORT

    NOVEMBER 30, 1996

DEAN WITTER CAPITAL APPRECIATION FUND

                                GROWTH OF $10,000

     DATE                      TOTAL              S&P 500             LIPPER
October 27, 1995              $10,000             $10,000             $10,000
November 30, 1995             $10,530             $10,485             $10,369
November 30, 1996             $12,590 (3)         $13,405             $12,139


                          AVERAGE ANNUAL TOTAL RETURNS

                         1 YEAR              LIFE OF FUND
                         23.36 (1)             26.98 (1)
                         18.36 (2)             23.41 (2)

                ____ Fund   ____ S&P 500 (4)  ____ Lipper Ix. (5)

Past performance is not predictive of future returns.

---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, since inception-4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 4% CDSC, assuming a complete redemption on November 30, 1996.

(4) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

(5) The Lipper Capital Appreciation Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Capital Appreciation Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.